Warranty Provisions (Schedule Of Changes In Aggregate Warranty Provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Less current portion	$ (1,174)	$ (1,221)
Long-term warranty provision at December 31,	921	841
Warranty Provision [member]
Disclosure of other provisions [line items]
Warranty provision, beginning balance	2,062	3,193
Additional provisions	1,192	969
Utilized during the period	(639)	(732)
Unused amounts reversed	(734)	(1,330)
Foreign currency translation	214	(38)
Warranty provision, ending balance	2,095	2,062
Less current portion	(1,174)	(1,221)
Long-term warranty provision at December 31,	$ 921	$ 841